Discontinued operations (Tables)	12 Months Ended
Sep. 30, 2021
Discontinued operations
Schedule of loss from discontinued operations

	Year Ended	Year Ended
	September 30,	September 30,
	2021	2020
Operating expenses	$—	$(869)
Net (loss) income from discontinued operations	$—	$(869)